Collaboration Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Collaboration Revenue.
Schedule of collaboration revenue

For the half year ended 30 June
	2026	2025
	$m	$m
Farxiga: sales milestones	44	77
Crestor: sales milestones	32	-
Other Collaboration Revenue	1	5
Total	77	82